10-Q Variable interest entities (Tables)	3 Months Ended
Mar. 31, 2026
Variable Interest Entities
Summary of financial information about VIEs
The following table presents summarized financial information about the Company’s variable interest entities as of December 31, 2025 and 2024.

	As Revised(2)(3)
	December 31,
	2025	2024
Included in Consolidated Balance Sheets:
Cash	$77,119	$78,238
Accounts receivable	47,701	51,624
Inventory	195,184	198,203
Other current assets(3)	37,369	40,513
Total current assets(3)	357,373	368,578
Property, plant, and equipment , net	474,338	507,484
Right-of-use assets	201,434	216,404
Intangible assets, net and goodwill	1,343,581	1,422,480
Other long-term assets	15,454	33,555
Total assets	$2,392,180	$2,548,501

Accounts payable	$57,622	$68,872
Accrued expenses	88,060	85,105
Income tax payable(2)(3)	14,218	22,107
Short-term debt	583	83,800
Other current liabilities	48,595	76,118
Total current liabilities	209,078	336,002
Deferred tax liability(2)(3)	163,433	191,964
Lease liabilities	239,223	253,598
Long-term financial obligation	202,901	201,687
Long-term debt(1)(2)(3)	449,168	419,073
Uncertain tax position(2)(3)	531,508	392,188
Other long-term liabilities	1,114	3,079
Total liabilities	$1,796,425	$1,797,591
Equity attributable to Curaleaf Holdings, Inc.	$595,755	$750,910
(1) In connection with the issuance of the Senior Secured Notes – 2026, the Company entered into an intercompany loan agreement with Curaleaf, Inc. The intercompany loan is reflected herein and eliminated upon consolidation.

(2) The consolidated financial statements as of and for the year ended December 31, 2025 accurately reflect the correct accounting treatment of the Company's variable interest entities ("VIEs"). During the preparation of the Company's expanded VIE disclosures, management identified a classification difference in the VIE tabular disclosure above resulting from the incorrect allocation of certain tax-related balances between VIE and non-VIE entities. Management concluded that the difference was not material to the Company's consolidated financial statements. Accordingly, the VIE information as of December 31, 2025 has been revised to reflect the corrected allocation of balances between VIE and non-VIE entities, which (i) decreased income tax payable and total current liabilities by $287.6 million; (ii) increased deferred tax liabilities by $3.9 million, long-term debt by $1.2 million and uncertain tax positions by $271.9 million; (iii) resulted in a net decrease in total liabilities of $10.6 million; and (iv) increased equity attributable to Curaleaf Holdings, Inc. by $10.6 million.

(3) The consolidated financial statements as of and for the year ended December 31, 2024 accurately reflect the correct accounting treatment of the Company's variable interest entities ("VIEs"). During the preparation of the Company's expanded VIE disclosures, management identified a classification difference in the VIE tabular disclosure above resulting from the incorrect allocation of certain tax-related balances between VIE and non-VIE entities. Management concluded that the difference was not material to the Company's consolidated financial statements. Accordingly, the VIE information as of December 31, 2024 has been revised to reflect the corrected allocation of balances between VIE and non-VIE entities, which (i) decreased income tax payable and total current liabilities by $172.1 million, (ii) increased long-term debt by $24.7 million; (iii) increased uncertain tax positions by $150.3 million; (iv) resulted in a net increase in total liabilities of $2.9 million; and (v) decreased equity attributable to Curaleaf Holdings, Inc. by $2.9 million.

The following table presents summarized financial information about the Company’s variable interest entities for the years ended December 31, 2025, 2024 and 2023:

	As Revised(1)(2)(3)
	Years Ended December 31,
	2025	2024	2023
Included in Consolidated Statements of Operations:
Revenues, net	$1,095,657	$1,228,749	$1,272,443
Net loss attributable to Curaleaf Holdings, Inc.(1)(2)(3)	(204,268)	(192,950)	(222,006)
(1) The consolidated financial statements for the year ended December 31, 2025 accurately reflect the correct accounting treatment of the Company's VIEs. During the preparation of the Company's expanded VIE disclosures, management identified a classification difference in the VIE tabular disclosure above resulting from the incorrect allocation of certain tax-related balances between VIE and non-VIE entities. Management concluded that the difference was not material to the Company's consolidated financial statements. Accordingly, the comparative VIE information for the year ended December 31, 2025 has been revised to reflect the corrected allocation of balances between VIE and non-VIE entities, which decreased net income attributable to Curaleaf Holdings, Inc. included in the VIE disclosure by $15.6 million.

(2) The consolidated financial statements for the year ended December 31, 2024 accurately reflect the correct accounting treatment of the Company's variable interest entities ("VIEs"). During the preparation of the Company's expanded VIE disclosures, management identified a classification difference in the VIE tabular disclosure above resulting from the incorrect allocation of certain tax-related balances between VIE and non-VIE entities. Management concluded that the difference was not material to the Company's consolidated financial statements. Accordingly, the comparative VIE information for the year ended December 31, 2024 has been revised to reflect the corrected allocation of balances between VIE and non-VIE entities, which decreased net income attributable to Curaleaf Holdings, Inc. included in the VIE disclosure by $2.9 million.

(3) The consolidated financial statements for the year ended December 31, 2023 accurately reflect the correct accounting treatment of the Company's variable interest entities ("VIEs"). During the preparation of the Company's expanded VIE disclosures, management identified a classification difference in the VIE tabular disclosure above resulting from the incorrect allocation of certain tax-related balances between VIE and non-VIE entities. Management concluded that the difference was not material to the Company's consolidated financial statements. Accordingly, the comparative VIE information for the year ended December 31, 2023 has been revised to reflect the corrected allocation of balances between VIE and non-VIE entities, which decreased net income attributable to Curaleaf Holdings, Inc. included in the VIE disclosure by $10.5 million.